Note 2 – Development Stage Operations	9 Months Ended
Sep. 30, 2015
Development Stage Enterprise Disclosures [Abstract]
Development Stage Enterprise Disclosures [Text Block]

NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception to September 30, 2015, 5,203,428 shares of common stock have been issued between par value and $125.25. Operations since incorporation have been devoted to raising capital, obtaining financing, development of the Company’s product, and administrative services, customer acceptance and sales and marketing strategies.